Organization and Summary of Significant Accounting Policies (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Activity related to the excess and obsolete inventory reserve
Balance, Beginning of Year	$ 4,510	$ 2,800	$ 2,300
Provision Charged to Expense	1,002	2,718	844
Amounts Written Off	1,512	1,008	344
Balance, End of Year	$ 4,000	$ 4,510	$ 2,800